Derivative and Hedging Instruments - Additional Information (Detail) (Future, USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Future
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Collateral securities, fair value	$ 12,366	$ 13,279